STOCK-BASED COMPENSATION	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 14 – STOCK-BASED COMPENSATION

The TraQiQ 2020 Equity Incentive Plan was initially approved by the TraQiQ Board of Directors on November 23, 2020.

The activity for restricted stock awards under the Company’s incentive plans was as follows for the three and six months ended June 30, 2023 and 2022:

Weighted
		Weighted	Average
		Average	Remaining
	Number	Grant Date	Contractual
	Shares	Fair Value	Term (years)

Nonvested at December 31, 2021	-	$-	-
Granted	-	$-	-
Shares vested	-	$-	-
Forfeitures	-	$-	-
Nonvested at March 31, 2022
Granted		$
Shares vested	-	$-	-
Forfeitures	-	$-	-
Nonvested at June 30, 2022	-	$-	-

Nonvested at December 31, 2022	-	$-	-
Granted	-	$-	-
Shares vested	-	$-	-
Forfeitures	-	$-	-
Nonvested at March 31, 2023	-	$-	-

Acquired concurrent with the Titan Merger (vested and unreleased)	1,405,000	$0.01	-

Acquired concurrent with the Titan Merger (unvested)	3,600,000	$0.01	2.62
Granted	-	$-	-
Shares vested	600,000	$0.01	-
Forfeitures	-	$-	-
Outstanding (nonvested) at June 30, 2023	3,000,000	$0.01	1.95
Outstanding (vested and unreleased) at June 30, 2023	2,005,000	$0.01	-
Total outstanding at June 30, 2023	5,005,000	$0.01	2.51

As of June 30, 2023, there were 2,005,000 shares of common stock related to restricted stock grants that were vested and unissued. Subsequent to June 30, 2023, the Company signed a Cancellation of Restricted Stock Grants Agreement with Sikka and two directors which rescinded and annulled 1,705,000 of the vested and unreleased shares and the 3,000,000 unvested shares (Note 16 – Subsequent Events). Consequently, the obligation to issue shares was eliminated.

Stock-based compensation from restricted stock awards for the three and six months ended June 30, 2023 and 2022 was $1,404 and $0, respectively. As of June 30, 2023, there remains $28,080 of unrecognized stock-based compensation from restricted stock awards. The total fair value of restricted shares that vested during the six months ended June 30, 2023 and 2022 was $7,020 and $0, respectively. The fair value of the vested and unreleased shares on the date of the Titan Merger was $16,439.

On the Titan Merger acquisition date, the Company awarded 70,100 shares of Series C Preferred Stock that vested immediately to its chief executive officer, and as a result recorded $5,586,796 of stock-based compensation (Note 13 – Stockholders’ Equity). Subsequent to June 30, 2023, the Company and the chief executive officer signed a cancellation agreement and the Series C Preferred Stock shares were rescinded (Note 16 – Subsequent Events).

The fair value of the Series C Preferred Stock is determined using observable inputs (level 2 fair value measurement) with a market approach technique. The main input for the Series C Preferred Stock fair value was the price of the Company’s common stock as of the date of the grant.